Loans Receivable and Allowance for Loan Losses (Summary of Amount of Loans in Each Category that were Individually and Collectively Evaluated for Impairment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 1,319	$ 1,247
Loans acquired with deteriorated credit quality	886	1,174
Collectively evaluated for impairment	848,097	761,914
Total Loans	850,302	764,335
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment		23
Loans acquired with deteriorated credit quality	630	833
Collectively evaluated for impairment	234,893	234,903
Total Loans	235,523	235,759
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	1,319	1,224
Loans acquired with deteriorated credit quality	256	341
Collectively evaluated for impairment	373,215	341,369
Total Loans	374,790	342,934
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	17,445	17,228
Total Loans	17,445	17,228
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	110,542	97,461
Total Loans	110,542	97,461
Consumer Loans To Individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for impairment	112,002	70,953
Total Loans	$ 112,002	$ 70,953